Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Supplement [Text Block]	spdrst_SupplementTextBlock
SPDR® Series Trust

Supplement dated May 19, 2015

to the

Prospectus dated October 31, 2014, as supplemented

SPDR® Nuveen S&P High Yield Municipal Bond ETF (the “Fund”)

Effective immediately, beginning on page 80 of the Prospectus, the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” is hereby replaced in its entirety with the following:

In seeking to track the performance of the S&P Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is market value-weighted and designed to measure the performance of high yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the S&P Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity of at least one calendar month. The Index will consist of categories of bonds in the following proportions at each rebalancing: (i) 70% of the Index constituents are non-rated or rated no higher than Ba1 by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ by Standard & Poor’s Financial Services, LLC (“S&P”) or Fitch Inc. (“Fitch”); (ii) 20% of the Index constituents are rated Baa3, Baa2, or Baa1 by Moody’s or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index constituents are rated A3, A2, or A1 by Moody’s or A-, A, or A+ by S&P or Fitch (collectively, each category comprises the “Index Constituents Determination”). Pre-refunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the three agencies are not consistent, the Index will use the middle rating. If only two agencies assign ratings, the rating defaults to the lower of the two.

If an individual U.S. territory exceeds 10% of the Index weight following the Index Constituents Determination process, a 10% cap is applied to that U.S. territory. Any excess weight above the 10% cap will be redistributed to all states and uncapped U.S. territories (the “Index Weight Cap Process”). The Index Weight Cap Process is repeated for all U.S. territories until no U.S. territory exceeds 10% of the Index weight.

The S&P Municipal Bond Index is a broad-based, market value-weighted index designed to measure the performance of the U.S. municipal bond market. Only bonds with total outstanding amounts of $2,000,000 or more that are held by a mutual fund and priced daily by S&P Capital IQ’s Securities Evaluations qualify for inclusion. As of April 30, 2015, there were approximately 31,340 issues included in the Index.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

SPDR(R) Nuveen S&P(R) High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock
SPDR® Series Trust

Supplement dated May 19, 2015

to the

Prospectus dated October 31, 2014, as supplemented

SPDR® Nuveen S&P High Yield Municipal Bond ETF (the “Fund”)

Effective immediately, beginning on page 80 of the Prospectus, the section entitled “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” is hereby replaced in its entirety with the following:

In seeking to track the performance of the S&P Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is market value-weighted and designed to measure the performance of high yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the S&P Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity of at least one calendar month. The Index will consist of categories of bonds in the following proportions at each rebalancing: (i) 70% of the Index constituents are non-rated or rated no higher than Ba1 by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ by Standard & Poor’s Financial Services, LLC (“S&P”) or Fitch Inc. (“Fitch”); (ii) 20% of the Index constituents are rated Baa3, Baa2, or Baa1 by Moody’s or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index constituents are rated A3, A2, or A1 by Moody’s or A-, A, or A+ by S&P or Fitch (collectively, each category comprises the “Index Constituents Determination”). Pre-refunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the three agencies are not consistent, the Index will use the middle rating. If only two agencies assign ratings, the rating defaults to the lower of the two.

If an individual U.S. territory exceeds 10% of the Index weight following the Index Constituents Determination process, a 10% cap is applied to that U.S. territory. Any excess weight above the 10% cap will be redistributed to all states and uncapped U.S. territories (the “Index Weight Cap Process”). The Index Weight Cap Process is repeated for all U.S. territories until no U.S. territory exceeds 10% of the Index weight.

The S&P Municipal Bond Index is a broad-based, market value-weighted index designed to measure the performance of the U.S. municipal bond market. Only bonds with total outstanding amounts of $2,000,000 or more that are held by a mutual fund and priced daily by S&P Capital IQ’s Securities Evaluations qualify for inclusion. As of April 30, 2015, there were approximately 31,340 issues included in the Index.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the S&P Municipal Yield Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in securities that the Sub-Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. Additionally, the Fund intends to invest, under normal circumstances, at least 80% of its net assets in investments the income of which is exempt from Federal income tax. In addition, the Fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is market value-weighted and designed to measure the performance of high yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index is a sub-set of the S&P Municipal Bond Index and includes publicly issued U.S. dollar denominated, fixed rate, municipal bonds (including private activity bonds) that have a remaining maturity of at least one calendar month. The Index will consist of categories of bonds in the following proportions at each rebalancing: (i) 70% of the Index constituents are non-rated or rated no higher than Ba1 by Moody’s Investor Service, Inc. (“Moody’s”) or BB+ by Standard & Poor’s Financial Services, LLC (“S&P”) or Fitch Inc. (“Fitch”); (ii) 20% of the Index constituents are rated Baa3, Baa2, or Baa1 by Moody’s or BBB-, BBB, or BBB+ by S&P or Fitch; and (iii) 10% of the Index constituents are rated A3, A2, or A1 by Moody’s or A-, A, or A+ by S&P or Fitch (collectively, each category comprises the “Index Constituents Determination”). Pre-refunded bonds and bonds that have been escrowed to maturity will not be included in the Index. Where the ratings assigned by the three agencies are not consistent, the Index will use the middle rating. If only two agencies assign ratings, the rating defaults to the lower of the two.

If an individual U.S. territory exceeds 10% of the Index weight following the Index Constituents Determination process, a 10% cap is applied to that U.S. territory. Any excess weight above the 10% cap will be redistributed to all states and uncapped U.S. territories (the “Index Weight Cap Process”). The Index Weight Cap Process is repeated for all U.S. territories until no U.S. territory exceeds 10% of the Index weight.

The S&P Municipal Bond Index is a broad-based, market value-weighted index designed to measure the performance of the U.S. municipal bond market. Only bonds with total outstanding amounts of $2,000,000 or more that are held by a mutual fund and priced daily by S&P Capital IQ’s Securities Evaluations qualify for inclusion. As of April 30, 2015, there were approximately 31,340 issues included in the Index.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.